Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the other Named Executive Officers (“Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO Siwek 1 ($)	Summary Compensation Table Total for PEO Lockard 1 ($)	Compensation Actually Paid to PEO Siwek 2 ($)	Compensation Actually Paid to PEO Lockard ($)	Average Summary Compensation Table Total for non-PEO NEOs 2,3,4,5,6 ($)	Average Compensation Actually Paid to non-PEO NEOs 2 ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return 7 ($)	Net Income 8 (in thousands) ($)	Adjusted EBITDA 9 (in thousands) ($)

2023	2,315,261	N/A	286,330	N/A	913,491	439,149	22	150	(201,779)	(85,920)

2022	4,350,542	N/A	2,721,473	N/A	1,606,282	1,171,610	55	143	(65,305)	73,557

2021	3,430,367	N/A	(4,217,634)	N/A	1,042,912	(1,973,973)	81	96	(159,548)	2,377

2020	3,450,007	3,652,150	10,981,695	12,718,438	1,465,313	4,320,081	285	60	(19,027)	94,498

1
In May 2020, Mr. Siwek assumed the role of Chief Executive Officer in addition to his role as President, while Mr. Lockard assumed the role of Chairman of the Board. Mr. Siwek was the sole CEO for 2021, 2022, and 2023.

2	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, as adjusted as follows (a) :

	2023 a
	PEO Siwek ($)	Average Non-PEO NEOs ($)

Total Compensation in the SCT	2,315,261	913,491

Deduct grant date fair value (FV) of Option Awards and Stock Awards granted in fiscal year	(1,249,705)	(342,950)

Add FV at fiscal year-end of outstanding and unvested awards granted during fiscal year b	349,055	68,619

Add change in FV of outstanding and unvested awards granted in prior fiscal years b	(1,221,168)	(172,052)

Add change in FV as of vesting date the awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year.	147,983	100,621

Deduct, for any awards granted in any prior fiscal years, that fail to meet vesting conditions during fiscal year, the fair value at the end of the prior fiscal year. c	(55,096)	(128,580)

Compensation Actually Paid	$286,330	$439,149

a.
The table excludes rows related to the following deductions and additions because they were not applicable during the covered fiscal years: 1) service and prior service costs for defined benefit and actuarial pension plans; 2) fair value of awards that were granted and vest in the same year; 3) the dollar value of any dividends or other earnings paid on awards; and 4) the dollar value of any modified awards.

b.	2022 and 2023 performance-based grants with vesting determined by EBITDA performance are expected to be earned below target.

c.	2021 performance-based grants did not vest.

3	2023 Non-CEO NEOs include Messrs. Fishbach, Gopalakrishnan, Lavine, Marram, and Miller.

4	2022 Non-CEO NEOs include Messrs. Miller, Gossar, Gopalakrishnan, Lavine, and Marram.

5	2021 Non-CEO NEOs included Messrs. Gossar, Schumaker, Gopalakrishnan, Fishbach, and Hilderhoff.

6	2020 Non-CEO NEOs included Messrs. Schumaker, Hilderhoff, Gopalakrishnan, and Fishbach. Mr. Lockard was CEO until May 2020 and is included in a separate column of the table.

7
The S&P Small Cap 600 Energy (Sector) Index is used for purposes of calculating Peer Group Total Shareholder Return. We use this index in the stock performance graph of our annual report for our most recently completed fiscal year.

8	Represents GAAP net income as reflected in the Company’s audited financial statements, which includes net income from continuing and discontinued operations.

9
Represents Adjusted EBITDA from continuing and discontinued operations. We define EBITDA, a non-GAAP
financial measure, as net income or loss from continuing operations plus interest expense net, income taxes, depreciation and amortization, preferred stock dividends and accretion less gain on extinguishment on series A preferred stock. We define Adjusted EBITDA as EBITDA plus any share-based compensation expense, plus or minus any foreign currency losses or income, plus or minus any losses or gains from the sale of assets and asset impairments, plus any restructuring charges. The 2023 Adjusted EBITDA does not reflect the billings adjustment used in the 2023 short-term incentive program. The billings adjustment was not included in the 2023 figure to maintain consistency with previous years. Please see appendix material from the 2020, 2021, 2022, and 2023 proxy statements for a reconciliation between GAAP financial information from the
10-K
and the Adjusted EBITDA used in incentive programs. Please see Appendix B for a reconciliation between GAAP financial information and 2023 Adjusted EBITDA.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
3	2023 Non-CEO NEOs include Messrs. Fishbach, Gopalakrishnan, Lavine, Marram, and Miller.

4	2022 Non-CEO NEOs include Messrs. Miller, Gossar, Gopalakrishnan, Lavine, and Marram.

5	2021 Non-CEO NEOs included Messrs. Gossar, Schumaker, Gopalakrishnan, Fishbach, and Hilderhoff.

6	2020 Non-CEO NEOs included Messrs. Schumaker, Hilderhoff, Gopalakrishnan, and Fishbach. Mr. Lockard was CEO until May 2020 and is included in a separate column of the table.

Peer Group Issuers, Footnote			The S&P Small Cap 600 Energy (Sector) Index is used for purposes of calculating Peer Group Total Shareholder Return. We use this index in the stock performance graph of our annual report for our most recently completed fiscal year.
Adjustment To PEO Compensation, Footnote
2	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, as adjusted as follows (a) :

	2023 a
	PEO Siwek ($)	Average Non-PEO NEOs ($)

Total Compensation in the SCT	2,315,261	913,491

Deduct grant date fair value (FV) of Option Awards and Stock Awards granted in fiscal year	(1,249,705)	(342,950)

Add FV at fiscal year-end of outstanding and unvested awards granted during fiscal year b	349,055	68,619

Add change in FV of outstanding and unvested awards granted in prior fiscal years b	(1,221,168)	(172,052)

Add change in FV as of vesting date the awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year.	147,983	100,621

Deduct, for any awards granted in any prior fiscal years, that fail to meet vesting conditions during fiscal year, the fair value at the end of the prior fiscal year. c	(55,096)	(128,580)

Compensation Actually Paid	$286,330	$439,149

Non-PEO NEO Average Total Compensation Amount			$ 913,491	$ 1,606,282	$ 1,042,912	$ 1,465,313
Non-PEO NEO Average Compensation Actually Paid Amount			$ 439,149	1,171,610	(1,973,973)	4,320,081
Adjustment to Non-PEO NEO Compensation Footnote
2	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, as adjusted as follows (a) :

	2023 a
	PEO Siwek ($)	Average Non-PEO NEOs ($)

Total Compensation in the SCT	2,315,261	913,491

Deduct grant date fair value (FV) of Option Awards and Stock Awards granted in fiscal year	(1,249,705)	(342,950)

Add FV at fiscal year-end of outstanding and unvested awards granted during fiscal year b	349,055	68,619

Add change in FV of outstanding and unvested awards granted in prior fiscal years b	(1,221,168)	(172,052)

Add change in FV as of vesting date the awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year.	147,983	100,621

Deduct, for any awards granted in any prior fiscal years, that fail to meet vesting conditions during fiscal year, the fair value at the end of the prior fiscal year. c	(55,096)	(128,580)

Compensation Actually Paid	$286,330	$439,149

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important performance measures used to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

a.	Adjusted EBITDA

b.	Total shareholder return

c.	Revenue
For additional details regarding our incentive program and performance measures, please see the sections titled “Annual Incentive” and “Long-Term Incentive—PSUs” in the CD&A section of this proxy statement.

Total Shareholder Return Amount			$ 22	55	81	285
Peer Group Total Shareholder Return Amount			150	143	96	60
Net Income (Loss)			$ (201,779,000)	$ (65,305,000)	$ (159,548,000)	$ (19,027,000)
Company Selected Measure Amount			(85,920,000)	73,557,000	2,377,000	94,498,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	Represents Adjusted EBITDA from continuing and discontinued operations. We define EBITDA, a non-GAAP
			financial measure, as net income or loss from continuing operations plus interest expense net, income taxes, depreciation and amortization, preferred stock dividends and accretion less gain on extinguishment on series A preferred stock. We define Adjusted EBITDA as EBITDA plus any share-based compensation expense, plus or minus any foreign currency losses or income, plus or minus any losses or gains from the sale of assets and asset impairments, plus any restructuring charges.
Measure:: 2
Pay vs Performance Disclosure
Name			Total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Siwek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,450,007	$ 2,315,261	$ 4,350,542	$ 3,430,367
PEO Actually Paid Compensation Amount		$ 10,981,695	$ 286,330	$ 2,721,473	$ (4,217,634)
PEO Name		Mr. Siwek	Mr. Siwek	Mr. Siwek	Mr. Siwek
Lockard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,652,150
PEO Actually Paid Compensation Amount	$ 12,718,438
PEO Name	Mr. Lockard
PEO | Siwek [Member] | Grant Date Fair Value (FV) of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,249,705)
PEO | Siwek [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			349,055
PEO | Siwek [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,221,168)
PEO | Siwek [Member] | Change in Fair Value as of Vesting Date the Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			147,983
PEO | Siwek [Member] | Awards Granted in Any Fiscal Years, that Fail to Meet Vesting Conditions During Fiscal Year, the Fair value at the End of the Prior Fiscal Year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(55,096)
Non-PEO NEO | Grant Date Fair Value (FV) of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(342,950)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			68,619
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(172,052)
Non-PEO NEO | Change in Fair Value as of Vesting Date the Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During the Fiscal Year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			100,621
Non-PEO NEO | Awards Granted in Any Fiscal Years, that Fail to Meet Vesting Conditions During Fiscal Year, the Fair value at the End of the Prior Fiscal Year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (128,580)